Financial Instruments and Financial Risk Management (Details Textual)	12 Months Ended
Dec. 31, 2019
Financial Instruments and Financial Risk Management (Textual)
Description of foreign currency exchange rate risk	The Group’s functional currency strengthened by 10% against the NIS with all other variables remaining constant, post-tax loss for the year would have been $233 thousand lower (2018 - profit approximately $289 thousand higher; 2017 - loss approximately $38 thousand lower), mainly as a result of exchange rate changes on translation